Deferred tax - Calculated tax losses (Details) - ZAR (R) R in Millions	Jun. 30, 2021	Jun. 30, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits
Available for offset against future taxable income	R 105,428	R 100,301
Utilised against deferred tax balance	(102,890)	(79,294)
Not recognised as a deferred tax asset	R 2,538	21,007
Sasol Canada
Disclosure of temporary difference, unused tax losses and unused tax credits
Not recognised as a deferred tax asset		R 18,500